Future Minimum Lease Payments for Non-cancellable Operating Leases (Detail) - Dec. 31, 2016	CNY (¥)	USD ($)
Operating Leased Assets [Line Items]
2017	¥ 3,276,215	$ 471,873
2018	273,391	39,377
2019	0	0
2020	0	0
2021	0	0
Future minimum lease payments for non-cancellable operating leases	¥ 3,549,606	$ 511,250